PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 151,010	$ 146,833
Accumulated depreciation and amortization	(114,606)	(110,706)
Property and equipment, net	36,404	36,127
Depreciation expense	5,400	5,300	$ 5,200
Land and Land Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	17,296	17,083
Buildings [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	58,870	57,208
Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 74,844	$ 72,542